Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	¥ 53,016	¥ 6,695	¥ 0
Aggregate amortization expenses for intangible assets	41,402	41,402	39,213
Estimated amortization expenses in fiscal 2027	45,089
Estimated amortization expenses in fiscal 2028	42,282
Estimated amortization expenses in fiscal 2029	39,024
Estimated amortization expenses in fiscal 2030	34,053
Estimated amortization expenses in fiscal 2031	29,820
Intangible assets subject to amortization acquired	104,248
PE Investment and Concession Segment
Intangible Assets by Major Class [Line Items]
Impairment of intangible assets excluding goodwill	1,092	5,629	24
ORIX USA
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	52,738	1,175	0
Environment and Energy
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	0
Impairment of intangible assets excluding goodwill	3,614		87
ORIX Europe
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	0
Impairment of intangible assets excluding goodwill		1,971
Asia and Australia
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	0
Impairment of intangible assets excluding goodwill			37
PE Investment And Concession [Member]
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	5,520	0
Impairment of intangible assets excluding goodwill		148
Banking and Credit [Member]
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	0	0
Impairment of intangible assets excluding goodwill		¥ 84
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]		Selling, General and Administrative Expense
Corporate
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	278	¥ 0	¥ 0
Software
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 22,397
Weighted average amortization period	5 years
Customer relationships and others
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 24,031
Weighted average amortization period	10 years
Maintenance intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 45,738
Weighted average amortization period	6 years